Notes Payable - Additional Information (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 03, 2021	Apr. 30, 2020
Paycheck Protection Program Loans Cares Act
Debt Instrument [Line Items]
Principal amount			$ 2,394
Annual interest rate			1.00%
Loan term			2 years
Loans forgiven			$ 2,394
Second Draw P P P Loan
Debt Instrument [Line Items]
Annual interest rate		1.00%
Loan term		5 years
Loans Granted		$ 2,000
Paycheck Protection Program Loans Cares Act
Debt Instrument [Line Items]
Principal amount			$ 2,394
Annual interest rate			1.00%
Loan term			2 years
Interest Expense	$ 17